Events After Reporting Period (Details) € in Thousands, shares in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Oct. 31, 2023 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Mar. 22, 2024 EUR (€)	Mar. 07, 2024 EUR (€)	Mar. 06, 2024 EUR (€)	Feb. 15, 2024 EUR (€) shares	Feb. 15, 2024 USD ($) shares	Feb. 15, 2024 kr / shares	Dec. 31, 2023 kr / shares	Dec. 07, 2023 EUR (€)	Jan. 01, 2023 kr / shares	Dec. 31, 2021 EUR (€)
Disclosure of non-adjusting events after reporting period [line items]
Share price | kr / shares										kr 1		kr 1
Share capital		€ 41,839	€ 26,575				€ 154,000						€ 18,641
Total expected vessel cost							35.00%	35.00%
Proceeds from borrowing		€ 199,935	€ 113,459
New Debt Facility
Disclosure of non-adjusting events after reporting period [line items]
Proceeds from borrowing	€ 162,000
Maximum borrowing capacity											€ 550,000
Transactions costs
Disclosure of non-adjusting events after reporting period [line items]
Shares issued | shares							39.5	39.5
Share price | kr / shares									kr 44.50
Share capital | $								$ 166
Transactions costs | Unsecured Holdco Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity						€ 50,000
Increased Funding Commitments | Unsecured Holdco Facility
Disclosure of non-adjusting events after reporting period [line items]
Maximum borrowing capacity					€ 80,000
Increased Funding Commitments | New Debt Facility
Disclosure of non-adjusting events after reporting period [line items]
Credit facility remaining borrowing capacity				€ 50,000
Maximum borrowing capacity				100,000
Increased Funding Commitments | New Debt Facility | Wind Osprey
Disclosure of non-adjusting events after reporting period [line items]
Process of requesting the utilization of remaining facility amount				€ 50,000